Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE

The following table and supporting narrative contain information regarding “compensation actually paid” to our named executive officers and the relationship to Company performance.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of $100 fixed investment	Net Income ($mm USD)
					Total Shareholder Return ($)
2025	$816,557	$682,336	$340,187	$313,291	$48	-$9
2024	$940,887	$588,830	$231,940	$59,349	$61	-$10
2023	$940,811	$1,034,727	$574,941	$621,491	$112	-$9

(1)	Reflects compensation for our Chief Executive Officer, Fei Chen, who served as our Principal Executive Officer (PEO) for 2023 – 2025.

(2)

Reflects compensation for Simon Stadil in 2023, Simon Stadil and Phillip Massie Price in 2024, and David Kowalczyk and Phillip Massie Price in 2025 as shown in the Summary Compensation Table for each respective year.

Adjustment To PEO Compensation, Footnote

To calculate “compensation actually paid” for our PEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

	PEO – Chen	Other NEO	PEO – Chen	Other NEO	PEO – Chen	Other NEO
	2023	2023	2024	2024	2025	2025
Summary Compensation Table Total	$940,811	$574,941	$940,887	$231,940	$816,557	$340,187
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($363,248)	($130,769)	($374,449)	($85,734)	($398,643)	($99,940)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$412,893	$148,642	$196,602	$12,668	$293,949	$68,889
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$19,271	$22,672	($167,309)	$0	($42,686)	$0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$25,000	$6,005	($6,901)	$2,258	$13,159	$5,212
Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end (1)	$0	$0	$0	($101,784)	$0	($1,056)
Compensation Actually Paid	$1,034,727	$621,491	$588,830	$59,349	$682,336	$313,291

The equity awards included above comprise of restricted share units granted from 2021 through 2025. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 340,187	$ 231,940	$ 574,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 313,291	59,349	621,491
Adjustment to Non-PEO NEO Compensation Footnote

To calculate “compensation actually paid” for our PEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

	PEO – Chen	Other NEO	PEO – Chen	Other NEO	PEO – Chen	Other NEO
	2023	2023	2024	2024	2025	2025
Summary Compensation Table Total	$940,811	$574,941	$940,887	$231,940	$816,557	$340,187
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($363,248)	($130,769)	($374,449)	($85,734)	($398,643)	($99,940)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$412,893	$148,642	$196,602	$12,668	$293,949	$68,889
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$19,271	$22,672	($167,309)	$0	($42,686)	$0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$25,000	$6,005	($6,901)	$2,258	$13,159	$5,212
Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end (1)	$0	$0	$0	($101,784)	$0	($1,056)
Compensation Actually Paid	$1,034,727	$621,491	$588,830	$59,349	$682,336	$313,291

The equity awards included above comprise of restricted share units granted from 2021 through 2025. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Company Performance

The following charts provide a clear, visual description of the relationships between “compensation actually paid” to our PEOs, and the average for our non-PEO NEOs, to aspects of our financial performance.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 48	61	112
Net Income (Loss)	(9,000,000)	(10,000,000)	(9,000,000)
Fei Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	816,557	940,887	940,811
PEO Actually Paid Compensation Amount	682,336	588,830	1,034,727
PEO | Fei Chen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,643)	(374,449)	(363,248)
PEO | Fei Chen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,949	196,602	412,893
PEO | Fei Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,686)	(167,309)	19,271
PEO | Fei Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,159	(6,901)	25,000
PEO | Fei Chen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,940)	(85,734)	(130,769)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,889	12,668	148,642
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	22,672
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,212	2,258	6,005
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,056)	$ (101,784)	$ 0